Allowances for Loan Losses and Loans Evaluated for Impairment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,154,505		$ 5,223,764
Charge-offs	(1,693,981)		(3,054,339)
Recoveries	206,812		239,080
Provision	1,722,277		2,746,000
Ending balance	5,389,613		5,154,505
Ending balance - individually evaluated impairment	3,124,202		2,913,472
Ending balance, loans	218,582,630	[1]	220,915,500	[2]
Ending balance - Loans individually evaluated for impairment	48,548,933		48,641,152
Unsecured
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	97,961		63,020
Charge-offs	(25,523)		(68,717)
Recoveries	2,584		9,199
Provision	2,480		94,459
Ending balance	77,502		97,961
Ending balance - individually evaluated impairment	11,060		37,861
Ending balance, loans	822,538	[1]	848,418	[2]
Ending balance - Loans individually evaluated for impairment	40,017		65,080
Cash Value
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,727		5,210
Provision	327		11,517
Ending balance	17,054		16,727
Ending balance - individually evaluated impairment	17,054		17,054
Ending balance, loans	3,393,228	[1]	3,927,837	[2]
Ending balance - Loans individually evaluated for impairment	17,054		17,054
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,083,285		2,258,833
Charge-offs	(605,011)		(1,532,779)
Recoveries	66,437		190,046
Provision	783,513		1,167,185
Ending balance	2,328,224		2,083,285
Ending balance - individually evaluated impairment	1,645,625		1,559,888
Ending balance, loans	24,604,432	[1]	31,146,880	[2]
Ending balance - Loans individually evaluated for impairment	13,001,107		12,180,496
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,480,770		2,234,925
Charge-offs	(1,051,727)		(1,058,851)
Recoveries	105,116		26,853
Provision	724,947		1,277,843
Ending balance	2,259,106		2,480,770
Ending balance - individually evaluated impairment	1,075,729		942,959
Ending balance, loans	185,352,416	[1]	181,117,917	[2]
Ending balance - Loans individually evaluated for impairment	34,805,680		35,582,735
Business Assets
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	299,741		316,844
Charge-offs	(2,087)		(219,264)
Recoveries	23,160		11,807
Provision	156,697		190,354
Ending balance	477,511		299,741
Ending balance - individually evaluated impairment	293,697		287,819
Ending balance, loans	2,621,853	[1]	1,821,587	[2]
Ending balance - Loans individually evaluated for impairment	561,091		650,392
Vehicles
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	176,021		141,759
Charge-offs	(9,633)		(174,728)
Recoveries	9,515		1,175
Provision	54,313		207,815
Ending balance	230,216		176,021
Ending balance - individually evaluated impairment	81,037		67,891
Ending balance, loans	1,686,508	[1]	1,948,661	[2]
Ending balance - Loans individually evaluated for impairment	123,984		145,395
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			5
Provision			(5)
Ending balance, loans	101,655	[1]	104,200	[2]
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			203,168
Provision			$ (203,168)

[1]	Loan balances presented are gross of unearned loan fees of $932,468.
[2]	Loan balances presented are gross of unearned loan fees of $742,898.